ORGANIZATION AND NATURE OF OPERATIONS - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2023
JinkoSolar Investment Limited. ("Paker")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of ownership	58.80%
Zhejiang Jinko Solar Co., Ltd. ("Zhejiang Jinko")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jun. 30, 2009
Percentage of ownership	44.50%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of ownership	58.80%
JinkoSolar GmbH ("Jinko GmbH")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of ownership	58.80%
Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of ownership	44.50%
Yuhuan Jinko Solar Co., Ltd. ("Yuhuan Jinko")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jul. 29, 2016
Percentage of ownership	58.80%
JinkoSolar (U.S.) Inc. ("Jinko US")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of ownership	58.80%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of ownership	58.80%
JinkoSolar (Switzerland) AG ("Jinko Switzerland")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	May 03, 2011
Percentage of ownership	58.80%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of ownership	58.80%
JinkoSolar Italy S.R.L. ("Jinko Italy")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of ownership	58.80%
Jinko Solar Canada Co., Ltd. ("Jinko Canada")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of ownership	58.80%
Jinko Solar Australia Holdings Co. Pty Ltd. ("Jinko Australia")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of ownership	58.80%
Jinko Solar Japan K.K. ("JinkoSolar Japan")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	May 21, 2012
Percentage of ownership	58.80%
Jinko Solar (Shanghai) Management Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jul. 25, 2012
Percentage of ownership	58.80%
Canton Best Limited ("Canton Best BVI")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 16, 2013
Percentage of ownership	100.00%
Jinko Solar Technology Sdn.Bhd. ("JinkoSolar Technology Malaysia")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jan. 21, 2015
Percentage of ownership	58.80%
JinkoSolar International Development Limited.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 28, 2015
Percentage of ownership	100.00%
JinkoSolar Middle East DMCC ("DMCC")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Nov. 06, 2016
Percentage of ownership	58.80%
JinkoSolar Trading Private Limited.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Feb. 06, 2017
Percentage of ownership	58.80%
JinkoSolar LATAM Holding Limited.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 22, 2017
Percentage of ownership	100.00%
JinkoSolar (U.S.) Industries Inc.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Nov. 16, 2017
Percentage of ownership	58.80%
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 15, 2017
Percentage of ownership	53.70%
Jinko Solar Korea Co., Ltd. ("Jinko Korea")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 03, 2018
Percentage of ownership	58.80%
JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Feb. 18, 2019
Percentage of ownership	38.50%
JinkoSolar (Qinghai) Co., Ltd. ("Jinko Qinghai")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Apr. 03, 2019
Percentage of ownership	58.80%
Rui Xu Co., Ltd. ("Rui Xu")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jul. 24, 2019
Percentage of ownership	35.30%
JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 19, 2019
Percentage of ownership	58.80%
Omega Solar Sdn. Bhd (Formerly named as "Jinko PV Material Supply SDN. BHD")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 23, 2019
Percentage of ownership	58.80%
JinkoSolar (Vietnam) Co., Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 26, 2019
Percentage of ownership	58.80%
JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 26, 2019
Percentage of ownership	58.80%
Zhejiang New Materials Co., Ltd. ("Zhejiang New Materials")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Mar. 24, 2020
Percentage of ownership	44.50%
JinkoSolar (Shangrao) Co., Ltd. ("Jinko Shangrao")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Apr. 17, 2020
Percentage of ownership	38.70%
Jinko Solar Denmark ApS
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	May 28, 2020
Percentage of ownership	58.80%
JinkoSolar Hong Kong Limited
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 17, 2020
Percentage of ownership	58.80%
Jinko Solar (Malaysia) SDN BHD ("JinkoSolar Malaysia")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 28, 2020
Percentage of ownership	58.80%
JinkoSolar (Chuxiong) Co., Ltd. ("Jinko Chuxiong")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 25, 2020
Percentage of ownership	58.80%
Shanghai Jinko Green Energy Enterprise Management Co., Ltd. ("Shanghai Green Energy Management")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 07, 2020
Percentage of ownership	58.80%
Jinko Solar (Vietnam) Industries Company Limited.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Mar. 29, 2021
Percentage of ownership	58.80%
JinkoSolar (Leshan) Co., Ltd. ("Jinko Leshan")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Apr. 25, 2021
Percentage of ownership	41.20%
JinkoSolar (Anhui) Co., Ltd. ("Jinko Anhui")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 03, 2021
Percentage of ownership	44.20%
JinkoSolar (Yushan) Co., Ltd. ("Jinko Yushan")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 26, 2021
Percentage of ownership	47.00%
Fengcheng Jinko PV Materials Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 11, 2021
Percentage of ownership	58.80%
JinkoSolar (Feidong) Co., Ltd. ("Jinko Feidong")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 23, 2021
Percentage of ownership	32.30%
JinkoSolar (Jinchang) Co., Ltd. ("Jinko Jinchang")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Sep. 24, 2021
Percentage of ownership	58.80%
JinkoSolar (Poyang) Co., Ltd. ("Jinko Poyang")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 01, 2021
Percentage of ownership	58.80%
Shangrao Changxin Enterprise Management Center LP.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 16, 2021
Percentage of ownership	100.00%
Jiaxing Jinyue Phase I Venture Capital Partnership
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Apr. 26, 2022
Percentage of ownership	78.20%
Shangrao Jinko PV Manufacturing Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Mar. 28, 2022
Percentage of ownership	58.80%
Shangrao Guangxin Jinko PV Manufacturing Co., Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Mar. 23, 2022
Percentage of ownership	58.80%
Jinko Energy Storage Technology Co., Ltd. ("Jinko Energy")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 06, 2022
Percentage of ownership	58.80%
Jiangxi Jinko Energy Storage Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	May 26, 2022
Percentage of ownership	58.80%
Mytikas Investment Limited
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jun. 01, 2023
Percentage of ownership	100.00%
Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as "Shangrao Jinko Green Energy Technology Development Co., Ltd") ("Shangrao Xinyuan")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Dec. 01, 2023
Percentage of ownership	58.80%	100.00%
Jiaxing Jinzhen Venture Capital Partnership LP
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Oct. 23, 2023
Percentage of ownership	100.00%
Haining JinkoSolar Smart Manufacturing Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Aug. 10, 2023
Percentage of ownership	58.80%
Zhejiang Jinko Energy Storage Co., Ltd ("ZJES")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Apr. 23, 2023
Percentage of ownership	58.80%
Shangrao Carbon and Industrial Equity Investment Fund Center LP.("Shangrao CEIF")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Nov. 15, 2023
Percentage of ownership	25.20%
Yantai Jinyi Investment Management Partnership LP. ("Yantai Jinyi")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jul. 31, 2023
Percentage of ownership	21.60%
Shanxi JinkoSolar II Smart Manufacturing Co., Ltd ("Shanxi Jinko")
ORGANIZATION AND NATURE OF OPERATIONS
Date of Incorporation/Acquisition	Jun. 08, 2023
Percentage of ownership	58.80%